Events After the Reporting Date (Details Narrative)	1 Months Ended
	May 31, 2024 CAD ($) shares	Mar. 31, 2024 CAD ($) shares	Mar. 28, 2024 CAD ($)	May 28, 2024 $ / shares shares	Apr. 30, 2024 CAD ($) shares	Apr. 30, 2024 $ / shares	Dec. 31, 2022 shares	Oct. 31, 2022 shares	Apr. 03, 2021 shares	Mar. 31, 2021 shares
Statement [Line Items]
Common shares issued							3,160,000	1,540,135	6,372,298	1,779,833
Nonadjustings Events [Member] | Officers and Directors [Member]
Statement [Line Items]
Stock options granted					1,800,000
Outstanding advisory fees forgiven amount | $					$ 107,904
Nonadjustings Events [Member] | Chief Executive Officer Related Party [Member]
Statement [Line Items]
Common shares issued	1,035,342
Warrants purchase	1,035,342
Stock options granted					2,200,000
Stock options granted, per share amount | $ / shares						$ 0.10
Warrant exercise price | $ / shares				$ 0.50
Number of warrants				23,316,250
Compensation options expired unexercised				2,015,625
Convertible debentures issued | $	$ 100,000		$ 100,000
Conversion of accrued interest | $	3,534
Common shares issued, shares		218,750
Common shares issued, value | $		$ 19,688
Received subscription | $	$ 225,000
Expiry dates of warrants					Oct. 24, 2025